Contigencies	12 Months Ended
Jul. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTIGENCIES

NOTE 16 – CONTIGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(a) Arbitration with Huale Group Co., Limited (“Huale”)

On November 4, 2019, the Company received an arbitration notice from Shenzhen Court of International Arbitration (the “Court”), pursuant to which, the Company’s former customer Huale Group Co., Limited (“Huale”) filed the arbitration with the Court against the Company and requested a refund of $300,000 consulting service fee that Huale paid to the Company in 2017. Huale suspended its original plan after the Company already provided certain consulting services outlined in their consulting agreement. Both parties were in dispute over whether or not the initial payment of $300,000 should be refunded.

On September 25, 2020, the Court issued a final judgment ruling in favor of Huale and required the Company to return a deposit of $250,000 to Huale and pay arbitration fee and counterclaim fee of $11,724 (RMB 81,844). Based on the Court ruling, the Company accrued legal liabilities of $261,724 for the year ended July 31, 2020, which was still outstanding by the date of this report.

(b)	Pending Legal Proceeding with Boustead Securities, LLC (“Boustead”)

On May 14, 2020, Boustead filed a lawsuit against the Company and LGC for breaching the underwriting agreement Boustead had with each of the Company and LGC, in which Boustead was separately engaged as the exclusive financial advisor to provide financial advisory services to the Company and LGC.

In April 2020, the Company acquired 51.2% equity interest in LGC after LGC terminated its efforts to launch an IPO on its own. Boustead alleged that the acquisition transaction between the Company and LGC was entered into during the lockup period of the exclusive agreement between Boustead and LGC, and therefore deprived Boustead of compensation that Boustead would otherwise have been entitled to receive under its exclusive agreement with LGC. Therefore, Boustead is attempting to recover from the Company an amount equal to a percentage of the value of the transaction it conducted with LGC.

Boustead’s Complaint alleges four causes of action against the Company, including breach of contract; breach of the implied covenant of good faith and fair dealing; tortious interference with business relationships and quantum meruit.

On October 6, 2020, ATIF filed a motion to dismiss Boustead’s Complaint pursuant to Federal Rule of Civil Procedure 12(b)(6) and 12(b)(5).  On October 9, 2020, the United States District Court for the Southern District of New York directed Boustead to respond to the motion or amend its Complaint by November 10, 2020.  Boustead opted to amend its complaint and filed the amended complaint on November 10, 2020.  Boustead’s amended complaint asserts the same four causes of action against ATIF and LGC as its original complaint. The Company filed another motion to dismiss Boustead’s amended complaint on December 8, 2020.

On August 25, 2021, the United States District Court for the Southern District of New York granted ATIF’s motion to dismiss Boustead’s first amended complaint. In its order and opinion, the United States District Court for the Southern District of New York allowed Boustead to move for leave to amend its causes of action against ATIF as to breach of contract and tortious interference with business relationships, but not breach of the implied covenant of good faith and fair dealing and quantum meruit. On November 4, 2021, Boustead filed a motion seeking leave to file a second amended complaint to amend its cause of action for Breach of Contract.

ATIF is currently evaluating how it will respond to Boustead’s motion for leave. As such, the Boustead litigation is currently in the pleadings stage. ATIF’s management believes it is premature to assess and predict the outcome of this pending litigation.